Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Financial Instruments Measured at Fair Value

The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Fair values
	As of December 31,
	2024	2023
	US$	US$
Financial assets
Financial assets at fair value through profit or loss	164,620	79,607

Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments

Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2023 and 2024:

	Valuation technique	Significant unobservable input	Range or estimate
Unlisted equity investment	Multiple/ EVA	Equity volatility	69.60%
Movie income right investments	Income approach	Discount rate	10.40%-12.59%

Schedule of Assets Measured at Fair Value

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
As of December 31, 2023
Financial assets at fair value through profit or loss	72,053	1,813	5,741	79,607

As of December 31, 2024
Financial assets at fair value through profit or loss	149,849	8,908	5,863	164,620

Schedule of Movements in Fair Value Measurements

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2024	2023
	US$	US$
Unlisted equity shares at fair value through profit or loss:
At January 1,	5,741	80,528
Disposal	—	(25,539)
Transfer	—	4,118
Derecognition upon acquisition of subsidiaries	—	(66,190)
Total gains in profit or loss	—	12,804
Exchange realignment	122	20

At December 31,	5,863	5,741

Schedule of Derivative Financial Assets
For the year ended December 31,
2023
US$
Derivative financial assets in relation to the Agreement:
At January 1,	167,388
Net fair value gains recognized in profit or loss	34,234
Settlement	(201,411)
Exchange realignment	(211)
At December 31,	—